Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $6.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.20%
Innovator Equity Dual Directional 15 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $541.84 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.00%
Innovator Equity Dual Directional 15 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $645.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Innovator Equity Dual Directional 15 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $705.10 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.90%)
Innovator Equity Dual Directional 15 Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/31/2026; Exercise Price: $548.31 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.10%)